S000028705 [Member] Investment Objectives and Goals - Columbia Variable Portfolio - Limited Duration Credit Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Variable Portfolio - Select Short Corporate Income Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.